Commitments for Expenditure - Summary of Commitments For Inventory Purchase (Details)	12 Months Ended
Dec. 31, 2021
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2020 ~ 2030
Contracted amounts	32,435 Ton U3O8
Transformed
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2020 ~ 2030
Contracted amounts	18,088 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2020 ~ 2030
Contracted amounts	17,667 Ton SWU